Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 352,965	$ 225,305	$ 854,160
Gross realized gains	1,275	2,037	2,804
Gross realized (losses)	(55)	(413)	(1,704)
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	349,699	35,001	812,720
Gross realized gains	1,171	115	1,599
Gross realized (losses)	(55)	0	(1,263)
Non-US governments debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	3,266	0	0
Gross realized gains	104	0	0
Gross realized (losses)	0	0	0
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	64,787	24,975
Gross realized gains	0	49	0
Gross realized (losses)	0	(141)	(87)
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	124,545	15,260
Gross realized gains	0	901	0
Gross realized (losses)	0	(272)	(354)
Pass-through note
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	972	1,205
Gross realized gains	0	972	1,205
Gross realized (losses)	$ 0	$ 0	$ 0